Income Taxes - Components of Income Tax (Benefit) Expense (Details) - USD ($) $ in Millions			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Current tax expense (benefit)
Federal											$ (43)		$ (71)		$ (80)
State and local											1		(2)		2
Total current tax expense (benefit)											(42)		(73)		(78)
Deferred tax expense (benefit)
Federal											1,489		715		(703)
State and local											58		24		(73)
Total deferred tax expense (benefit)	$ 1,547	$ 739									1,547	[1]	739	[1]	(776)
Total income taxes	$ 1,505	$ 666	$ (385)	$ 657	$ 845	$ 388	$ (97)	$ (99)	$ (253)	$ 1,115	$ 1,505	[2]	$ 666	[2]	$ (854)

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.